Form N-1A Supplement	Oct. 03, 2025
F/m Compoundr High Yield Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND, INC.

F/m Compoundr High Yield Bond ETF

(Ticker: CPHY)

F/m Compoundr U.S. Aggregate Bond ETF

(Ticker: CPAG)

Supplement dated October 3, 2025

to the Prospectus and Statement of Additional Information (“SAI”), each dated August 11, 2025

1.	Effective as of October 1, 2025 and through December 31, 2026, F/m Investments LLC, the investment adviser to the F/m Compoundr High Yield Bond ETF and F/m Compoundr U.S. Aggregate Bond ETF (each a “Fund” and together the “Funds”), has contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses (“AFFE”), brokerage commissions, extraordinary items, interest or taxes) (“annual operating expenses”) is limited to 0.25% of each Fund’s average daily net assets. All references in the Funds’ Prospectus and SAI are revised accordingly.

2.	In addition, the “Fees and Expenses” table in the section entitled “Summary Section F/m Compoundr High Yield Bond ETF” of the Prospectus is hereby deleted and replaced with the following:

F/m Compoundr U.S. Aggregate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
3.	The “Fees and Expenses” table in the section entitled “Summary Section F/m Compoundr U.S. Aggregate Bond ETF” of the Prospectus is hereby deleted and replaced with the following: